Income Taxes - Principal Components of Deferred Income Tax Asset and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 3,240	$ 465	¥ 5,743
Tax loss carry forward	215,423	30,944	117,978
Unrealized other income	1,226	176	2,012
Others	4,194	602	3,302
Gross deferred tax assets	224,083	32,187	129,035
Valuation allowance	(56,653)	(8,137)	(15,651)
Net deferred tax assets	167,430	24,050	113,384
Deferred tax liabilities:
Unrealized investment income	56,401	8,101	67,092
Net deferred tax liabilities (after offsetting)	¥ 56,401	$ 8,101	¥ 67,092